Investment in Notes from Associates (Tables)	12 Months Ended
Dec. 31, 2024
Investment in Notes from Associates [Abstract]
Schedule of Investments in Associates
The following is the activity in respect of investments in notes from associates during the period. The fair value of the notes from associates of $17,731 and $4,600 as of December 31, 2024 and 2023, respectively, is determined using unobservable Level 3 inputs. See Note 19. Financial Instruments for additional information.

Investment in notes from associates	$
Balance as of January 1, 2023	16,501
Investment In Gelesis Notes	10,729
Investment in Vedanta convertible debt	5,000
Changes in the fair value of the notes	(27,630)
Balance as of December 31, 2023 and January 1, 2024	4,600
Changes in the fair value of the notes	13,131
Balance as of December 31, 2024	17,731